BANK BORROWINGS (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member]
Annual interest rate	2.70%	2.70%
Terms of repayments	12 months	12 months
Maximum [Member]
Annual interest rate	3.50%	3.50%
Terms of repayments	10 years, and bank overdraft at 5.25% from financial institution in Singapore.	10 years